Subsequent Events	3 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

19. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated interim financial statements are issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated interim financial statements.

In December 2019, the emergence of a new strain of the COVID-19 was reported in China that has subsequently spread across China, MENA, and the rest of the world, including the United States. As a result of the outbreak, travel restrictions, quarantines, shelter-in-place orders and similar measures taken by governments and companies have had a significant impact on global commerce and the price of oil. Since early March 2020, the global oil markets have experienced a precipitous decline in oil prices in response to concerns regarding the potential impacts of the COVID-19 outbreak on worldwide oil demand and disputes over production cuts between Russia and OPEC. On April 20, 2020, oil prices for May deliveries of West Texas Intermediate (WTI) crude oil turned negative as demand for oil collapsed despite OPEC countries and Russia agreeing to cut production.

Due to the uncertain and rapidly evolving outbreak of COVID-19, including its duration and severity, and the impact of reduced oil consumption and prices on oil production in the MENA region, we cannot currently estimate the scope of their impact on our business, our results of operations, our financial condition, our personnel, our customers, our suppliers or the global economy. However, while we cannot estimate the scope of impact, we have taken a number of steps to protect our workforce from COVID-19 and balanced our strategic focus between preserving the strength of our balance sheet and our larger growth objectives.

At the recommendation of our Crisis Management Team, most of our work crews are no longer rotating on-and-off operation sites to minimize the potential for community spread of COVID-19, and a fair number of our office-based support personnel are working remotely. Additionally, we have reevaluated the timing and extent of our planned capital expenditures and updated our cash flow forecasts to be prepared for potential risks due to customer activity and/or collection slowdowns. We may increase or further decrease our capital expenditures budget as circumstances change. We continue to monitor the ongoing situation and may continue to adjust our current policies and practices as more information and guidance become available.

Cautionary Note Regarding Forward-Looking Statements

This Periodic Report on Form 6-K (this “Periodic Report”) contains forward-looking statements (as such term is defined in Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended). Any and all statements contained in this Periodic Report that are not statements of historical fact, the impact of the COVID-19 pandemic or the Company’s response to COVID-19, may be deemed forward-looking statements. Terms such as “may,” “might,” “would,” “should,” “could,” “project,” “estimate,” “predict,” “potential,” “strategy,” “anticipate,” “attempt,” “develop,” “plan,” “help,” “believe,” “continue,” “intend,” “expect,” “future,” and terms of similar import (including the negative of any of these terms) may identify forward-looking statements. However, not all forward-looking statements may contain one or more of these identifying terms. Forward-looking statements in this Periodic Report may include, without limitation, statements regarding the plans and objectives of management for future operations, projections of income or loss, earnings or loss per share, capital expenditures, dividends, capital structure or other financial items, the Company’s future financial performance, including any such statement contained in a discussion and analysis of financial condition by management or in the results of operations included pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”), expansion plans and opportunities, and the assumptions underlying or relating to any such statement.

The forward-looking statements are not meant to predict or guarantee actual results, performance, events or circumstances and may not be realized because they are based upon the Company’s current projections, plans, objectives, beliefs, expectations, estimates and assumptions and are subject to a number of risks and uncertainties and other influences, many of which the Company has no control over. Actual results and the timing of certain events and circumstances may differ materially from those described by the forward-looking statements as a result of these risks and uncertainties. Factors that may influence or contribute to the accuracy of the forward-looking statements or cause actual results to differ materially from expected or desired results may include, without limitation: estimates of the Company’s future revenue, expenses, capital requirements and the Company’s need for financing; the risk of legal complaints and proceedings and government investigations; the Company’s financial performance; success in retaining or recruiting, or changes required in, the Company’s officers, key employees or directors; current and future government regulations; developments relating to the Company’s competitors; changes in applicable laws or regulations; the possibility that the Company may be adversely affected by other economic and market conditions, particularly during extended periods of low oil and gas prices, political disturbances, war, terrorist acts, public health crises and threats, including risks from the COVID-19 outbreak, ongoing actions taken by businesses and governments and resulting significant disruption in international economies, the international financial and oil markets; international currency fluctuations, business and/or competitive factors; and other risks and uncertainties set forth in the Company’s most recent Annual Report on Form 20-F filed with the SEC.

Readers are cautioned not to place undue reliance on forward-looking statements because of the risks and uncertainties related to them and to the risk factors. The Company disclaims any obligation to update the forward-looking statements contained in this Periodic Report to reflect any new information or future events or circumstances or otherwise, except as required by law. Readers should read this Periodic Report in conjunction with other documents which the Company may file or furnish from time to time with the SEC.